Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Stock Awards Granting Policy. The Company regularly grants stock awards to its NEOs and other eligible key employees. The
Company does not take material nonpublic information into account when determining the timing or terms of these awards, and the
Company does not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation. The Committee has determined that all annual compensation stock grants will be made on March 1 of the year of
grant.Stock awards made to executives at the time they become employees or officers of the Company have a grant date on the later of the date employment commences or the date the Committee approves the awards. In all cases, the exercise price of stock options and stock appreciation rights is the closing price on the grant date. Stock price is not a factor in selecting the timing of equity-based awards.

Award Timing Method	Stock Awards Granting Policy. The Company regularly grants stock awards to its NEOs and other eligible key employees. The
Company does not take material nonpublic information into account when determining the timing or terms of these awards, and the
Company does not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation. The Committee has determined that all annual compensation stock grants will be made on March 1 of the year of
grant.Stock awards made to executives at the time they become employees or officers of the Company have a grant date on the later of the date employment commences or the date the Committee approves the awards. In all cases, the exercise price of stock options and stock appreciation rights is the closing price on the grant date. Stock price is not a factor in selecting the timing of equity-based awards.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	true